Note 18 - Geographical Sales (Detail) - Schedule of sales by geographic region (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Sales	$ 66,297,498		$ 43,162,026
China [Member]
Sales	17,148,142	[1]	10,320,513	[1]
North America [Member]
Sales	30,453,771		19,140,472
Asia [Member]
Sales	1,840,624	[2]	713,683	[2]
Europe [Member]
Sales	14,843,873		10,743,066
Australia [Member]
Sales	777,651		837,684
Hong Kong [Member]
Sales	813,482		641,604
Other Countries [Member]
Sales	$ 419,955		$ 765,004

[1]	excluding Hong Kong
[2]	excluding China